Prepaid expenses	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Prepaid expenses	Prepaid expenses

	2024	2023

Commissions and premiums paid in advance (i)(ii)	3,948,012	4,081,456
Marketing expenses	16,791	10,687
Services paid in advance (iii)	213,193	42,331
Other expenses paid in advance	185,237	283,789
Total	4,363,233	4,418,263

Current	935,046	826,107
Non-current	3,428,187	3,592,156

(i)Mostly comprised by long term investment programs implemented by XP CCTVM through its network of IFAs. These commissions and premiums paid are recognized at the signing date of each contract and are amortized in the Group’s income statement, linearly, according to the investment term period.
(ii)Include balances with related parties, in connection with the transactions disclosed on Note 5(ii)(b)(ii).
(iii)Mostly related to software’s subscription licenses (software as a service “SaaS”).